Components of other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
Components of other comprehensive income (loss)
Schedule of components of other comprehensive income (loss)

	2017		2016		2015
Derivative financial instruments:
Reclassification during the year to profit or loss	Ps.	52,097	Ps.	353,943	Ps.	287,550
Extrinsic value of changes on jet fuel Asian call options	(81,182)		277,899		(450,768)
Loss of the not-yet matured fuel swap contracts	—		—		(11,828)
Gain (loss) of the matured foreign currency forward contracts	(13,380)		—		—
Gain (loss) of the not-yet matured interest rate swap contracts	317		(7,148)		(18,823)

Total	Ps.	(42,148)	Ps.	624,694	Ps.	(193,869)